Advances (Details Narrative) - USD ($)	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Advances payable	$ 3,450	$ 3,450	$ 3,450
Non-Interest Bearing Advances [Member]
Advances payable	$ 3,450	$ 3,450	$ 3,450